Accounts Receivable - Summary of Information about Groups Exposure to Credit Risk and Expected Credit Loss for Account Receivables (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 16,287	$ 2,496	¥ 17,233		¥ 13,964
Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Loss allowance	¥ (9,722)		¥ (7,368)	¥ (6,709)	¥ (5,210)
Individual subscribers and general corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	6.00%	6.00%	6.00%
Individual subscribers and general corporate customers [member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	50.00%	50.00%	50.00%
Individual subscribers and general corporate customers [member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	90.00%	90.00%	90.00%
Individual subscribers and general corporate customers [member] | More than 180 days past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	100.00%	100.00%	100.00%
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 2,696		¥ 2,929
Loss allowance	(161)		(175)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | 1 - 90 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,195		1,363
Loss allowance	(599)		(683)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | 91 - 180 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	711		840
Loss allowance	(637)		(755)
Individual subscribers and general corporate customers [member] | Accounts receivables [member] | More than 180 days past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,147		2,250
Loss allowance	¥ (2,147)		¥ (2,250)
Major corporate customers [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			4.00%
Major corporate customers [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			15.00%
Major corporate customers [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			48.00%
Major corporate customers [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			88.00%
Major corporate customers [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate			100.00%
Major corporate customers [member] | Accounts receivables [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount			¥ 17,219
Loss allowance			(3,505)
Major corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	5.00%	5.00%
Loss allowance	¥ (332)		(372)
Major corporate customers [member] | Accounts receivables [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	24.00%	24.00%
Loss allowance	¥ (1,867)		(674)
Major corporate customers [member] | Accounts receivables [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	68.00%	68.00%
Loss allowance	¥ (1,382)		(498)
Major corporate customers [member] | Accounts receivables [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	89.00%	89.00%
Loss allowance	¥ (839)		(699)
Major corporate customers [member] | Accounts receivables [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Expected loss rate	100.00%	100.00%
Loss allowance	¥ (1,758)		(1,262)
Carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	26,009		24,601
Carrying amount [member] | Individual subscribers and general corporate customers [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	6,749		7,382
Loss allowance	(3,544)		(3,863)
Carrying amount [member] | Major corporate customers [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	19,260
Loss allowance	(6,178)
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | Current (not past due) [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	6,641		9,602
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | Within 1 year past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	7,899		4,517
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | 1 - 2 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,020		1,037
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | 2 - 3 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	942		795
Carrying amount [member] | Major corporate customers [member] | Accounts receivables [member] | More than 3 years past due [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount	¥ 1,758		¥ 1,268